Intangible Assets, Net (Tables)	12 Months Ended
Aug. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net
	As of August 31,
	2020	2021
	RMB	RMB
Brand names
with indefinite lives	411,240	398,789
with definite lives	50,486	50,486
Trademarks	32,016	39,016
Non-compete agreements	27,800	29,800
Student base	23,152	22,451
Others*	9,190	10,314
Total costs	553,884	550,856
Less: accumulated amortization	(49,369)	(65,034)
Intangible assets, net	504,515	485,822

Note*: Others include core curriculum, software, backlog and license.